Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost
Balance	$ 31,348	$ 21,611
Additions	138	3,893
Disposals	(360)	(997)
Reclassification
Revaluation surplus		5,949
Currency translation difference	(537)	892
Balance	30,589	31,348
Accumulated depreciation
Balance	2,543	2,690
Depreciation charge	1,572	1,479
Disposals	(360)	(988)
Reclassification
Elimination of accumulated depreciation on revaluation		(737)
Currency translation difference	(81)	99
Balance	3,674	2,543
Carrying amounts
Carrying amounts	26,915	28,805	$ 18,921
Furniture and fittings [Member]
Cost
Balance	336	338
Additions	1	52
Disposals		(66)
Reclassification
Revaluation surplus
Currency translation difference	(6)	12
Balance	331	336
Accumulated depreciation
Balance	284	310
Depreciation charge	25	24
Disposals		(66)
Reclassification
Elimination of accumulated depreciation on revaluation
Currency translation difference	(5)	16
Balance	304	284
Carrying amounts
Carrying amounts	27	52	28
Motor vehicles [Member]
Cost
Balance	56	69
Additions		1
Disposals		(17)
Reclassification
Revaluation surplus
Currency translation difference	(1)	3
Balance	55	56
Accumulated depreciation
Balance	46	43
Depreciation charge	6	8
Disposals		(7)
Reclassification
Elimination of accumulated depreciation on revaluation
Currency translation difference	(1)	2
Balance	51	46
Carrying amounts
Carrying amounts	4	10	26
Office equipment [Member]
Cost
Balance	1,739	650
Additions	34	212
Disposals
Reclassification		850
Revaluation surplus
Currency translation difference	(32)	27
Balance	1,741	1,739
Accumulated depreciation
Balance	757	427
Depreciation charge	312	309
Disposals		(1)
Reclassification		(4)
Elimination of accumulated depreciation on revaluation
Currency translation difference	(21)	26
Balance	1,048	757
Carrying amounts
Carrying amounts	693	982	223
Leasehold improvements [Member]
Cost
Balance	1,106	1,307
Additions	75	478
Disposals	(321)	(907)
Reclassification		207
Revaluation surplus
Currency translation difference	(17)	21
Balance	843	1,106
Accumulated depreciation
Balance	621	1,218
Depreciation charge	131	284
Disposals	(321)	(907)
Reclassification
Elimination of accumulated depreciation on revaluation
Currency translation difference	(13)	26
Balance	418	621
Carrying amounts
Carrying amounts	425	485	89
Computers and software [Member]
Cost
Balance	945	880
Additions	28	33
Disposals	(39)	(7)
Reclassification		6
Revaluation surplus
Currency translation difference	(20)	33
Balance	914	945
Accumulated depreciation
Balance	835	692
Depreciation charge	88	117
Disposals	(39)	(7)
Reclassification		4
Elimination of accumulated depreciation on revaluation
Currency translation difference	(20)	29
Balance	864	835
Carrying amounts
Carrying amounts	50	110	188
Building [Member]
Cost
Balance	27,166
Additions		3,117
Disposals
Reclassification		18,099
Revaluation surplus		5,949
Currency translation difference	(461)	1
Balance	26,705	27,166
Accumulated depreciation
Balance
Depreciation charge	1,010	737
Disposals
Reclassification
Elimination of accumulated depreciation on revaluation		(737)
Currency translation difference	(21)
Balance	989
Carrying amounts
Carrying amounts	25,716	27,166
Assets under construction [Member]
Cost
Balance		18,367
Additions
Disposals
Reclassification		(19,162)
Revaluation surplus
Currency translation difference		765
Balance
Accumulated depreciation
Balance
Depreciation charge
Disposals
Reclassification
Elimination of accumulated depreciation on revaluation
Currency translation difference
Balance
Carrying amounts
Carrying amounts			$ 18,367